Investment Objectives and Goals	Nov. 03, 2025
HORIZON SMALL/MID CAP CORE EQUITY ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Small/Mid Cap Core Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Small/Mid Cap Core Equity ETF (the “Small/Mid Cap Core Equity Fund” or the “Fund”) seeks capital appreciation.
HORIZON INTERNATIONAL EQUITY ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon International Equity ETF (the “International Equity Fund” or the “Fund”) seeks capital appreciation.
HORIZON INTERNATIONAL MANAGED RISK ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon International Managed Risk ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon International Managed Risk ETF (the “International Managed Risk Fund” or the “Fund”) seeks to provide total return and to limit exposure to downside risk.